JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

August 20, 2025

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: World Funds Trust (the “Trust”) – Registration Statement on Form N-14: File No. 333-288436 and 811-22172

Ladies and Gentlemen:

On behalf of the Trust, we transmit herewith for filing with the U.S. Securities and Exchange Commission Pre-Effective Amendment No. 1 to the Trust's registration statement on Form N-14 (the "Registration Statement"). The Registration Statement relates to a proposed Agreement and Plan of Reorganization providing for the transfer of all the assets and liabilities, of the Target Fund (described below), a series of Northern Lights Fund Trust, to and in exchange for shares of the Acquiring Fund (described below), which is an existing series of the Trust as follows:

Target Fund	Acquiring Fund

Altegris/AACA Opportunistic Real Estate Fund	LDR Real Estate Value-Opportunity Fund

If you have any questions concerning the foregoing, please contact me at either (913) 660-0778 or John.Lively@Practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP